NOTE 22 - General and Administrative Expenses: Schedule of General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wage and salaries
General and administrative expense	$ 2,238	$ 1,502
Share based compensation
General and administrative expense	323	189
Professional and legal fees
General and administrative expense	952	1,229
Reassessment of Provision to Agricultural Research Organization
Reassessment of Provision to Agricultural Research Organization	(396)	(205)
Depreciation and amortization
General and administrative expense	236	240
Investor Relation
General and administrative expense	419	380
Office maintenance, communication and Travel
General and administrative expense	1,155	1,066
General and administrative expense	$ 4,927	$ 4,401